Cash, cash equivalents and short-term investments - Narrative (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2018 USD ($) security	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) security	Jun. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) security	Dec. 31, 2016 USD ($) security
Schedule of Available-for-sale Securities [Line Items]
Debt securities in an unrealized position for less than 12 months (in securities) | security	5		5		10	21
Aggregate fair value of securities in an unrealized loss position for less than 12 months	$ 10,400,000		$ 10,400,000		$ 22,900,000	$ 46,600,000
Number of investments in a continuous unrealized loss position (in securities) | security	5		5
Securities held	$ 53,637,000		$ 53,637,000		67,230,000	114,448,000
Debt securities
Schedule of Available-for-sale Securities [Line Items]
Securities held	7,900,000		7,900,000		12,000,000	11,500,000
Short-term investments
Schedule of Available-for-sale Securities [Line Items]
Securities held	29,036,000		29,036,000		$ 51,527,000	$ 70,518,000
Realized gains on investments	0	$ 0	0	$ 0
Realized losses on investments	$ 0	$ 0	$ 0	$ 0